Borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Borrowings
Short-term borrowings	¥ 0	$ 0	¥ 720,000
Long-term borrowings	0	$ 0	4,890,030
Total	¥ 0		¥ 5,610,030